Income Taxes - Components of Income Tax (Provision) Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current income tax expense:
Current income tax expense	$ (19,031)	$ (26,959)	$ (25,642)
Deferred tax benefit (expense):
Deferred tax benefit	(9,840)	(18,661)	3,119
Income tax expense	(28,871)	(45,620)	(22,523)
Luxembourg
Current income tax expense:
Current income tax expense	(1,107)	(979)	(816)
Deferred tax benefit (expense):
Deferred tax benefit	(2,908)	(1)	(32)
United States
Current income tax expense:
Current income tax expense	(2,347)	(6,030)	(1,885)
Deferred tax benefit (expense):
Deferred tax benefit	(1,071)	4,281	2,053
Other Jurisdictions
Current income tax expense:
Current income tax expense	(15,577)	(19,950)	(22,941)
Deferred tax benefit (expense):
Deferred tax benefit	$ (5,861)	$ (22,941)	$ 1,098